Subsequent Events (Detail) - Barkbox Inc [Member] - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	May 21, 2021	Apr. 23, 2021
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract		87 days
Operating Lease, Payments		$ 18.3
Number of shares purchased for issuance under share-based payment arrangement.	26,750
Weighted Average Exercise Price	$ 79.93
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years